Equity Capital and Earnings Per Share - Summary of Changes in Issued and Outstanding Shares - Common Shares (Detail) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [Line Items]
Balance, beginning of year	$ 53,006
Balance, end of year	$ 58,869	$ 53,006
Common shares [Member]
Disclosure of classes of share capital [Line Items]
Balance, beginning of year	1,940	1,949
Repurchased for cancellation		(10)
Issued on exercise of stock options and deferred share units	3	1
Balance, end of year	1,943	1,940
Balance, beginning of year	$ 23,042	$ 23,127
Repurchased for cancellation		(121)
Issued on exercise of stock options and deferred share units	51	36
Balance, end of year	$ 23,093	$ 23,042